Tesoma Gmbh Acquisition (Details) - Tesoma GMBH [Member] $ in Thousands	Apr. 05, 2022 USD ($)
Tesoma Gmbh Acquisition (Details) [Line Items]
Total consideration	$ 15,443
Acquisition related costs	$ 512